Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

As at December 31 (millions of dollars)	2020	2019
Accounts receivable - billed	344	330
Accounts receivable - unbilled	421	391
Accounts receivable, gross	765	721
Allowance for doubtful accounts	(46)	(22)
Accounts receivable, net	719	699

Schedule of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2020 and 2019:

Year ended December 31 (millions of dollars)	2020	2019
Allowance for doubtful accounts – beginning	(22)	(21)
Write-offs	11	18
Additions to allowance for doubtful accounts[1]	(35)	(19)
Allowance for doubtful accounts – ending	(46)	(22)
[1] Additions to allowance for doubtful accounts for the year ended December 31, 2020 include incremental $14 million related to the COVID-19 pandemic which were recognized in OM&A in 2020 (2019 - $nil).